LAND AND LAND DEVELOPMENT COSTS (Details) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Land And Land Development Costs Details
Land unimproved designated for development	$ 9,635,834	$ 10,593,519	$ 10,901,859
Residential development	5,084,521	5,084,262	5,084,262
Infrastructure development	1,183,716	4,674,285	4,656,666
Total land and land development costs	$ 15,904,071	$ 20,352,066	$ 20,642,787